Benefit Plans (Effect Of Change In One-Percentage-Points To Trend Rates) (Details) (Post Retirement Health Care Plans [Member], Postretirement Benefit Obligations [Member])	12 Months Ended
Dec. 31, 2011
Post Retirement Health Care Plans [Member] | Postretirement Benefit Obligations [Member]
Effect on total service and interest cost, One-Percentage-Point Increase	19.10%
Effect on postretirement benefit obligation, One-Percentage-Point Increase	15.50%
Effect on total service and interest cost, One-Percentage-Point Decrease	(14.80%)
Effect on postretirement benefit obligation, One-Percentage-Point Decrease	(12.40%)